LEASES (Narrative) (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jan. 31, 2024 USD ($) Number_Of_Vehicles	Dec. 31, 2025 USD ($) Number_Of_Vehicles	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lease revenue					$ 6,900	$ 5,100	$ 5,500
Lease expiration date					Dec. 31, 2029
TAT Industries [Member]
Lease expiration date	Aug. 30, 2030						Apr. 30, 2029
Write off Operating ROU assets	$ 900						$ 1,000
TAT Industries [Member] | UNITED STATES
Lease expiration date		Apr. 30, 2035
Write off Operating ROU assets		$ 1,000
Useful life		7 years
Termination of fee		$ 225
Limco Piedmont Inc [Member]
Useful life	5 years
Lease Extension Option	5
Limco Piedmont Inc [Member] | UNITED STATES
Lease expiration date			Jun. 30, 2030
Write off Operating ROU assets			$ 1,600
Useful life			5 years
Lease Extension Option			5
Limco Piedmont Inc [Member] | Building [Member]
Operating Lease, Cost				$ 500
Lease expiration date				Dec. 31, 2026
Limco Piedmont Inc [Member] | Vehicles [Member]
Operating Lease, Cost				$ 600
Number of vehicles | Number_Of_Vehicles				15	6
Useful life				3 years